American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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HIGH-YIELD MUNICIPAL FUND * LONG-TERM TAX-FREE FUND
TAX-FREE BOND FUND * TAX-FREE MONEY MARKET FUND

Supplement dated March 28, 2008 * Statement of Additional Information dated
October 1, 2007

Kathryn A. Hall resigned as trustee effective December 6, 2007. All references to her in the statement of additional information should be deleted, with the exception of the COMPENSATION OF TRUSTEES section.

THE FOLLOWING FOOTNOTE SHOULD BE ADDED TO KATHRYN A. HALL'S ENTRY IN THE
Aggregate Trustee Compensation TABLE IN THE Compensation of Trustees SECTION OF
THE STATEMENT OF ADDITIONAL INFORMATION:

MS. HALL RESIGNED FROM THE BOARD ON DECEMBER 6, 2007.

THE FOLLOWING ENTRY IS ADDED TO THE Independent Trustees TABLE IN THE Management
SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION:

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, BARCLAYS GLOBAL
INVESTORS (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

The entries for Robert J. Miller in the OTHER ACCOUNTS MANAGED and OWNERSHIP OF
SECURITIES tables in the PORTFOLIO MANAGERS section are deleted.

THE FOLLOWING ENTRIES FOR ALAN KRUSS IN THE Other Accounts Managed TABLE ON PAGE
38 OF THE Portfolio Managers SECTION ARE ADDED:

--------------------------------------------------------------------------------
LONG-TERM TAX-FREE
--------------------------------------------------------------------------------
                    Number of Other         2                    0         0
                    Accounts Managed
Alan Kruss(1)       ------------------------------------------------------------
                    Assets in Other         $1,567,750,008       N/A       N/A
                    Accounts Managed
--------------------------------------------------------------------------------
TAX-FREE BOND
--------------------------------------------------------------------------------
                    Number of Other         2                    0         0
                    Accounts Managed
Alan Kruss(1)       ------------------------------------------------------------
                    Assets in Other         $616,125,742         N/A       N/A
                    Accounts Managed
--------------------------------------------------------------------------------

(1)  MR. KRUSS BECAME A PORTFOLIO MANAGER FOR THE FUND ON MARCH 20, 2008.
     INFORMATION IS PROVIDED AS OF THAT DATE.

THE FOLLOWING ENTRIES FOR ALAN KRUSS IN THE Ownership of Securities TABLE ON
PAGE 41 OF STATEMENT OF ADDITIONAL INFORMATION ARE ADDED:

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
LONG-TERM TAX-FREE

          Alan Kruss(1) (2)         A
--------------------------------------------------------------------------------
TAX-FREE BOND

          Alan Kruss(1) (2)         A
--------------------------------------------------------------------------------

Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.

(1)  THESE PORTFOLIO MANAGERS SERVE ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND ARE NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

(2)  MR. KRUSS BECAME A PORTFOLIO MANAGER FOR THE FUND ON MARCH 20, 2008.
     INFORMATION IS PROVIDED AS OF THAT DATE.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-59795 0803